General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation			$ 1,139	$ 196	$ 254	$ 675
Depreciation			49	15	21	10
Total	$ 1,130	$ 896	$ 3,407	$ 2,830	4,167	8,734
General and Administrative Expense [Member]
Payroll and related expenses					1,213	45
Share-based compensation					253	676
Professional services					1,217	528
Common shares issued for services						7,258
Travel					284	180
Marketing expenses					26
Office and maintenance expenses					121
Depreciation					9
Public and Investor Relations					515
Insurance					226
Governmental Fees					251
Other					52	47
Total					$ 4,167	$ 8,734